Exhibit 99.1

KPMG Telephone +353 1 410 1000 KPMG 1 Harbourmaster Place IFSC Dublin 1 Fax Internet +353 1 412 1122 www.kpmg.ie D01 F6F5 Ireland Private & confidential Merit Aviation 2026-2 LLC Castlelake, L.P. c/o The Corporation Trust Company 250 Nicollet Mall Corporation Trust Center Suite 900 1209 Orange Street Minneapolis Wilmington, DE 19801 Minnesota 55401 United States of America United States of America (as the “Issuer”) (as the “Originator”) Merit Aviation 2026-2 DAC Goldman Sachs & Co LLC. 25-28 North Wall Quay, 200 West Street, Dublin 1, New York, NY 10282-2198, DUBLIN, United States of America D01 H104, (as “Lead Manager”) Ireland (as the “Issuer Parent”, and together with the Issuer the “Issuers”) Merit Aviation 2026-2 LLC, Merit Aviation 2026-2 DAC, Castlelake, L.P. and Goldman Sachs & Co LLC. (collectively and individually “you” or the “Specified Parties”). 9 November 2026 Dear Ladies and Gentlemen, Report of KPMG to Merit Aviation 2026-2 LLC, Merit Aviation 2026-2 DAC, Castlelake, L.P. and Goldman Sachs & Co LLC. in connection with the proposed Rule 144A/Regulation S issue of asset backed securities (the “Issue”) 1. Background 1. In accordance with the terms of our arrangement letter dated 9 November 2026 we have read the items identified by you in respect of certain specified loan information in the form set out in Appendix 1 and included on that certain data sheets delivered by you to us on 6 November 2026 (the “Data sheet”) in respect of the In-Scope Facilities included among (the “Facilities”) containing (the “Loans”) secured by (the “Aircraft”) to be acquired by the Issuers which has been prepared and provided to us by the Lead Manager on behalf of the Originator and the Issuers. Ryan McCarthy • Marie Armstrong • Darina Barrett • Cillein Barry • James Black • Brian Brennan • Alan Bromell • Christopher Brown • Gareth Bryan • Patricia Carroll • James Casey • Neil Casey • Jim Clery • Kevin Cohen • Mark Collins • Ivor Conlon • John Corrigan • Liam Cotter • Terence Coveney • Hubert Crehan • Killian Croke • Hazel Cryan • Camilla Cullinane • Michael Daughton • Cormac Deady • James Delahunt • Eamon Dillon • Maria Diver • Paddy Doherty • Nigel Dolman • John Doran • David Duffy • Brian Egan • Nancy Fallon • Patrick Farrell • Jorge Fernandez Revilla • Damien Flanagan • Maria Flannery • Caroline Flynn • Andrew Gallagher • Frank Gannon • Shane Garahy • Orla Gavin • Michael Gibbons • Colm Gorman • Seamus Hand • Johnny Hanna • Ken Hardy • Michael Hayes • Selwyn Hearns • Jackie Hennessy • Conor Holland • Rio Howley • Brian Kane • Declan Keane • Cian Kelliher • Gillian Kelly • James Kelly • Stephen King • Owen Lewis • Cian Liddy • Carmel Logan • Olivia Lynch • Tim Lynch • Maurice McCann • Conor McCarthy • Shane McCarthy • Conor McElhinney • Tom McEvoy • Emer McGrath • John McGuckian • Caoimhe McLoughlin • Liam McNally • Brian Medjaou • Dani Michaux • David Moran • Brian Morrissey • Philip Murphy • Niall Naughton • Sarah-Jayne Naughton • James Neill • Ian Nelson • Kate Newman • Emer O’Brien • Kieran O’Brien • Paul O’Brien • Barrie O’Connell • Cormac O’Connor • Olive O’Donoghue • Emma O’Driscoll • David O’Kelly • Joe O’Mara • Colm O’Neill • Garrett O’Neill • Colm O’Sé • Conor O’Sullivan • Jean Rea • Cristian Reyes • Glenn Reynolds • Colm Rogers • Niall Savage • Anna Scally • Mathew Scott • Gavin Sheehan • Sean Sheridan • Russell Smyth • Keith Stafford • Donal Thomas • Rory Timlin • Keith Watt • David Wilkinson • Tom Woods • Ciara Wrafter KPMG, an Irish partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee. Offices: Dublin, Belfast, Cork and Galway. KPMG is authorised by Chartered Accountants Ireland to carry on Investment Business.

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 We have conducted the agreed upon procedures engagement in accordance with International Standard on Related Services (ISRS) 4400 (Revised), Agreed-Upon Procedures Engagements. An agreed upon procedures engagement involves our performing the procedures that have been agreed with you, and reporting the findings, which are the factual results of the agreed upon procedures performed. We make no representation regarding the appropriateness of the agreed upon procedures. You have acknowledged that the agreed upon procedures are appropriate for the purpose of the engagement. We applied certain procedures, as explained in Appendix 1, to the specified loan information contained on the Data sheet in respect of the Facilities, and Aircraft. An extract of the Data sheet is attached hereto in Appendix 3 for identification purposes only. 2 The Data sheet has been prepared by the Originator on behalf of the Issuers and the information included therein has been extracted from the Facility Agreements and certain of the information systems and other sources maintained by the Originator. The Data sheet is the responsibility of the Issuers. 3 For the purposes of this letter “Facility Documentation” shall mean copies of the signed facility agreement with the respective borrowers as amended or supplemented where appropriate and the related extension agreements, termination agreements, option agreements, novation agreements, debt deferral or restructuring agreements and other relevant Loan related agreements where appropriate as provided to us by the Originator in respect of the Loans. The full list of Facility Documentation provided to us by the Originator is set out in Appendix 6. 4 We understand that the Data sheet for the Loans has been prepared for the particular purpose of summarising certain of the principal economic terms of the Facility Documentation for the Loans, which is being used to present certain information to be included in the Offering Memoranda relating to the issuances and offerings by the Issuers. However, we make no comment on the completeness or the adequacy for your purposes of the information contained in the Data sheet for the purposes of preparing such information. 5 Our AUP Letter was designed to meet your agreed requirements, determined by your needs at the date of our arrangement letter. Our AUP Letter should not therefore be regarded as suitable to be used or relied on by any party wishing to acquire rights against us, other than by you, for any purpose or in any context, save to the extent separately agreed upon in writing with KPMG. Any other party who obtains access to our AUP Letter or a copy and chooses to rely on our AUP Letter (or any part of it) will do so at its own risk. To the fullest extent permitted by law, KPMG will accept no responsibility or liability in respect of our Due Diligence AUP Letter to any such other party. In relying upon this AUP Letter, you agree (save as otherwise expressly agreed in the arrangement letter) that we have no responsibility to and we will not perform any work subsequent to the date of this AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this AUP Letter. 2

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 6 This agreed upon procedures engagement is not an assurance engagement; the procedures below do not constitute either an audit or a review in accordance with International Standards on Auditing (Ireland) or International Standards on Review Engagements (Ireland). Accordingly, we do not express an opinion on the specified elements, accounts or items. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. 7 This letter is not issued in accordance with the provisions of the American Institute of Certified Public Accountants. Subject always to the previous sentence, it may be disclosed to and/or produced as provided for in the arrangement letter. 8 Rule 17g-10(d)(1) promulgated by the United States Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), defines certain services which are considered to be due diligence (“Due Diligence”). Rule 15Ga-2 of the Exchange Act requires the issuer or underwriter of any ABS (as defined in the Exchange Act) to make publicly available the findings and conclusions of any third-party due diligence report obtained by the issuer or underwriter by furnishing such information in Form ABS-15G, “Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934”, which is required to be furnished by the issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval system (“EDGAR”). This letter is also attached to a Form ABS Due Diligence-15E, to be posted to the 17g-5 website for the related ABS transaction. For the avoidance of doubt this filing is the responsibility of the Issuers and the Originator only. Any other party (including rating agencies and investors) that obtains access to this AUP Letter or Form ABS Due Diligence-15E is not authorised by KPMG to use or rely upon this AUP Letter. This AUP Letter shall not be copied, referred to or disclosed, in whole or in part, without our prior written consent, save in accordance with the terms of our arrangement letter. To the fullest extent permitted by law, KPMG neither owes nor accepts any duty to any other party and shall not be liable for any loss, damage or expense of whatsoever nature which is caused by their reliance on our AUP Letter. 9 The Facility Documentation in respect of the Aircraft were provided to us by the Originator in the period from 19 October 2026 to 6 November 2026. The Originator has informed us that the Data Sheet in respect of the assets reflects the amendments and other modifications to the Facility Documentation in the period to 31 October 2026 (the “Cut-Off Date”) but do not reflect amendments or other modifications to the Loan Agreements in the period from 1 November 2026 to 9 November 2026. We have carried out no procedures in respect of amendments or other modifications to the Facility Documentation in the period since 6 November 2026. We performed the procedures described at Section 2 below and enumerated in Appendix 1 in respect of the Facility Documentation provided to us by the Originator. 10 Our procedures were based solely on copies of the Facility Documentation and other related information provided to us by the Originator in respect of the assets and we 3

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 make no comment on the completeness or accuracy of the Facility Agreements and such related information. 11 It should be understood that we make no representations as to questions of legal interpretation, the accuracy of the Facility Documentation or regarding the sufficiency for your purposes of the procedures enumerated in Appendix 1. Furthermore, we make no representations as to the compliance of the borrowers or any member of the Originator group with any or all of the terms of the Facility Documentation. Our procedures were restricted to those set out in Appendix 1. 12 We have complied with the ethical requirements in the Chartered Accountants Ireland Code of Ethics issued by Chartered Accountants Ireland which include the requirements of the International Ethics Standards Board for Accountants’ (IESBA) International Code of Ethics for Professional Accountants (IESBA Code). There are no specific independence requirements for this engagement. Our firm applies International Standard on Quality Management 1, Quality Management for Firms that Perform Audits and Reviews of Financial Statements, or Other Assurance or Related Services Engagements (ISQM1), which requires the firm to design, implement and operate a system of quality management including policies and procedures regarding compliance with ethical requirements, professional standards and applicable legal and regulatory requirements. 2. Procedures Performed and Findings 2.1 Summary of Procedures Performed Please see Appendix 1 for a detailed description of the procedures we performed. In summary, we completed the following. 2.2 In-Scope facilities For the avoidance of doubt, we agreed with you that only of the contained in the Data Sheet would be in the scope of our review (the “In-Scope Facilities”). Please see Appendix 3 for a visual identification of the In-Scope Facilities in the Data Sheet (rows labelled “In-Scope” and field values shaded in white). The remaining facilities were out-of-scope (the “Out-Of-Scope Facilities”), and we did not perform any procedures on the Out-Of-Scope Facilities. Please see Appendix 2 for the list of Out-Of-Scope Facilities, and Appendix 3 for a visual identification of the Out-Of-Scope Facilities in the Data Sheet (rows labelled “Out-Of-Scope” and field values shaded in grey). 2.2.1 In-Scope fields We agreed with you a list of fields that were in-scope for our procedures (the “In-Scope Fields”). The total number of In-Scope Fields was 27, comprising of: — 17 fields in the Facility Datatape; 4

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 — 10 fields in the Loan Datatape. Please see Appendix 1 for the list of In-Scope Fields on which we performed our procedures, and Appendix 3 for a visual identification of the In-Scope Fields in the Data Sheet (columns labelled “In- Scope” and field values shaded in white). For the avoidance of doubt, we agreed with you that all other fields in the Data Sheet were out-of-scope (the “Out-Of-Scope Fields”), and we did not perform any procedures on the Out-Of-Scope Fields. Please see Appendix 2 for the list of Out-Of-Scope Fields, and Appendix 3 for a visual identification of the Out- Of-Scope Fields in the Data Sheet (columns labelled “Out of Scope” or “N/A” and field values shaded in grey). 2.2.2 Form of the procedures For 17 of the In-Scope Fields, our procedures were comprised of a Transcription review, i.e. we compared the value for the field in the Data Sheet to that set out in a source document as agreed with and provided by you. Please see Appendix 6 for a list of all source documents provided to us. Please note, in some instances we performed simple mathematical functions as part of the Transcription Review procedure. This was limited to addition, subtraction, multiplication or division of two or more numerical values which had been set out in a source document(s) as agreed with and provided by you. Please see Appendix 1 for full details on all Transcription Reviews completed as part of our procedures. For ten of the In-Scope Fields, our procedures were comprised of a Derived field review, i.e. we compared the value for the field in the Data Sheet to that derived by applying calculation logic onto other fields in the Data Sheet, the calculation logic and fields to be referenced as agreed with you. — For the avoidance of doubt, the Originator, on behalf of the Issuers, provided us with three files containing annual Full-Life Base Values and Half-Life Base Values values. We understand that these were prepared by BK as of 15 October 2026 and by mba and CV as of 30 September 2026 (the “Appraisals”). An extract of the Data sheet is attached hereto in Appendix 3 for identification purposes only. We understand that these values have been apportioned based on participation percentages. We make no comment regarding the appropriateness or accuracy of the information in the Appraisals. — Full details on the fields which Derived field reviews were in part based on data points for which no Transcription Review was completed, are contained in Appendix 1. These categories describe the nature of the procedures, not their outcome. The procedure and finding for each field identify any difference, alternative source, management representation or inability to perform the specified procedure. An agreement finding relates only to the comparison or recalculation described. It does not establish the completeness or accuracy of the source information, the appropriateness of the calculation methodology or compliance with the Facility Documentation. 5

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Full details of the categories of procedures, and which In-Scope Fields they were performed on, are contained in Appendix 1. 2.2.3 Management assertions supporting our procedures In certain cases, as set out in Appendix 4, you provided us with management assertions and alternative sources of information. We make no comment on the appropriateness or accuracy of any information provided. In certain cases, as set out in Appendix 5, you informed us of changes to our agreed procedures necessary to reconcile certain In-Scope Field values. We make no comment on the appropriateness of these changes to our procedures. 2.2.4 Agreed procedures thresholds We agreed with you that we would apply the following thresholds: — six decimal places (0.0001%) for all In-Scope Fields containing decimal values; and — 2c ($0.02) for all In-Scope Fields containing other numerical figures. 2.3 Limitations to our procedures You made all Facility Documentation available to us through access to a data room (the “Data Room”). We make no comment as to the completeness of the documentation provided in the Data Room, nor to the accuracy of any information contained therein. You indicated to us which documents in the Data Room were relevant to our procedures, and which folders in the Data Room contained those documents. For the avoidance of doubt, we have only reviewed the documents listed in Appendix 6 as part of our procedures. We reviewed the documents listed in Appendix 6 on or before 6 November 2026. For the avoidance of doubt, to the extent any additional Facility Documentation was populated to the Data Room after 6 November 2026 we have neither reviewed nor incorporated into our procedures any such additional Facility Documentation. Our procedures were limited to the In-Scope Facilities and In-Scope Fields only. We did not perform any procedures over the Out-Of-Scope Facilities or the Out-Of-Scope Fields. Had we performed our procedures over these items, other matters might have come to our attention that would have been reported to you. For the avoidance of doubt our performed were limited to the Facility Datatape and Loan Datatape tabs of the Data sheet and no procedures were performed in relation to any other tab contained within the Data sheet. We note that for all Facilities, you instructed us to reconcile certain values in the Data Sheet to Excel documents containing data extracts and screenshots from unspecified systems (the Merit Facility Balances), rather than to a legal document. We make no comment regarding the accuracy of the information in the Merit Facility Balances. Please see Appendix 1 for full details on the fields in the Data Sheet that were reconciled to the Merit Facility Balances. 6

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 We note that for all Loans you instructed us to use certain values in the Appraisals. Please see Appendix 1 for full details on the fields in the Data Sheet that were reconciled using the Appraisals. 2.4 Results We relied on a significant number of management assertions and methodology statements to perform our procedures, and we make no comment on the completeness or accuracy of these which are set out in detail throughout Appendix 1. Noting the aforementioned management assertions, all In-Scope Fields on which we performed our procedures reconciled to the Data Sheet provided to us by you. Please see Appendix 5 for details of some observations that were noted as part of our review. The factual findings arising from the procedures performed on the In-Scope Facilities and In-Scope Fields are set out in Appendix 1 and should be read together with the additional information and limitations described in Appendices 4 and 5. Our procedures comprised comparisons of Data Sheet values with specified source documents and recalculations using the specified inputs and calculation logic. In certain instances, the procedures incorporated management-provided mappings, methodology statements or alternative information, as described in the relevant appendices. Agreement with those sources, or agreement of a recalculated amount with the Data Sheet, does not constitute verification of the completeness or accuracy of the underlying information. The following matters qualify the results reported: ( ) ( ) ( ) ( ) 7

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 ( ) ( ) Where derived-field procedures used balances subject to the limitation in paragraph (a), estimated dates described in paragraph (b) and (d), or other inputs on which no procedures were performed, the reported findings relate only to the specified recalculation or comparison. They do not remove the limitations affecting those inputs. This engagement is not an assurance engagement. We express no audit opinion or assurance conclusion on the Data Sheet, the underlying documentation or the management-provided information. Yours faithfully [KPMG signature] KPMG Enclosures: Appendix 1: Detailed procedures performed and observations Appendix 2: Out-Of-Scope Facilities & Out-Of-Scope Fields Appendix 3: Extract from Data Sheet Appendix 4: Additional Information Provided Appendix 5: Notes to KPMG procedures Appendix 6: Source files 8

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Appendix 1: Detailed procedures performed and observations Basis of procedures and reporting of findings Our procedures were limited to the In-Scope Fields relating to the seven In-Scope Facilities. The Facility Datatape contains information on and the Loan Datatape contains information on ; those worksheet populations do not represent the extent of our procedures. Other than the procedures expressly described below, we performed no procedures on the Data Sheet or the underlying information. The source files are identified in Appendix 6. Management-provided mappings and other information are described in Appendix 4, and additional findings and limitations are described in Appendix 5. A1.1 Facility Datatape procedures: The table below sets out our review procedures with respect to the Facility Datatape. Column Field Name Review Field Description Review Procedure Source / Calculation Logic Observation category F Legal Borrower Name Transcription You indicated to us that this field We compared the value shown on the Facility Datatape to that Source Files: Facility Agreements, review represents the legal name of the borrower set out in the source files specified and found it to be in Loan Supplements or equivalent. associated with each Facility ID. agreement. I # of Assets Derived field You indicated to us that this field We recomputed the number of entries on the Loan Datatape Logic: Count of Assets as at the review represents the total number of Assets and compared it to the value on the Facility Datatape and Cut-Off Date. associated with each Facility ID. found it to be in agreement. 9

**Merit Aviation 2026-2**
*Agreed upon procedures letter for proposed*
*Rule 144A / Regulation S issue of asset backed securities (the "Issue")*
*9 November 2026*

| Column | Field Name | Review category | Field Description | Review Procedure | Source / Calculation Logic | Observation |
|---|---|---|---|---|---|---|
| J | # of Loans | Derived field review | You indicated to us that this field represents the total number of Loans associated with each Facility ID. | We recomputed the number of entries on the Loan Datatape and compared it to the value on the Facility Datatape and found it to be in agreement. | **Logic:** Count of Loans as at the Cut-Off Date. | |
| K | Debt Category | Transcription review | You indicated to us that this field represents the type of facility associated with each Facility ID. | We compared the value shown on the Facility Datatape to that set out in the source files specified and found it to be in agreement. | **Source Files:** Facility Agreements, Loan Supplements or equivalent. | See Appendix A5.1 |
| L | Lien Position | Transcription review | You indicated to us that this field represents the lien position associated with each Facility ID. | We compared the value shown on the Facility Datatape to that set out in the source files specified and found it to be in agreement. | **Source Files:** Facility Agreements or Mortgage and/or Security Agreements or equivalent. | |
| M | Loan Currency | Transcription review | You indicated to us that this field represents the currency of the Loan. | We compared the Loan Currency value shown in the **Facility Datatape** with the currency specified in the relevant Facility Agreements, Loan Supplements or equivalent documentation and found the currencies compared to be in agreement. | **Source Files:** Facility Agreements, Loan Supplements or equivalent. | |
| O | Merit Lender Status | Derived field review | You indicated to us that this field | We recomputed the number of lenders other than Merit set out in the source | **Logic** If the number of lenders other than | |

10

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Column Field Name Review Field Description Review Procedure Source / Calculation Logic Observation category represents whether Merit was the sole files specified associated with each Facility ID and compared Merit equalled zero return Sole lender associated with each Facility ID. it to the value on the Facility Datatape and found it to be in otherwise return Syndicated. agreement. Source Files: Transfer Certificates or equivalent. Q Funding Date Derived field You indicated to us that this field For each In-Scope Facility, we identified the earliest date Logic: Minimum Loan Funding Date review represents the earliest Loan Funding Date recorded in the Loan Funding Date field for the associated as at the Cut-Off Date. on the Loan Datatape in respect of each Loan Datatape entries and compared it with the Funding Date Facility ID. in the Facility Datatape. The dates compared agreed. R Maturity Date Derived field You indicated to us that this field For each In-Scope Facility, we identified the earliest date Logic: Maximum Loan Maturity review represents the latest Loan Facility Maturity recorded in the Loan Maturity Date field for the associated Date as at the Cut-Off Date. Date on the Loan Datatape in respect of Loan Datatape entries and compared it with the Maturity Date each Facility ID. in the Facility Datatape. The dates compared agreed. 11

KPMG
**Merit Aviation 2026-2**
*Agreed upon procedures letter for proposed*
*Rule 144A / Regulation S issue of asset backed securities (the "Issue")*
*9 November 2026*

| Column | Field Name | Review category | Field Description | Review Procedure | Source / Calculation Logic | Observation |
|---|---|---|---|---|---|---|
| | | | | For K2, the underlying Loan Datatape dates are management-provided estimates of maturity dates, as described in Appendix A5.5. This procedure establishes only agreement between the worksheets and does not establish that funding occurred. | | |
| S | Global Funded and Committed Facility Balance as of 10/31/2026 | Derived field review | You indicated to us that this field represents the total funded and committed balance associated with each Facility ID as of 31 October 2026. | We recomputed the value using the calculation logic and compared the result to the Facility Datatape and found it to be in agreement. | **Logic:** Sum of the *Loan Balance as of 10/31/2026* for the Facility ID on the Loan Datatape. | |
| U | MERIT 2026-2 Funded and Committed Facility Balance as of 10/31/26 | Derived field review | You indicated to us that this field represents the Facility outstanding balance attributable to MERIT 2026-2 as at 31 October 2026. | We recomputed the value using the calculation logic and compared the result to the Facility Datatape and found it to be in agreement.<br><br>The MERIT 2026-2 Allocation percentage was used as recorded in the Data Sheet. That percentage was an Out-Of-Scope Field and we performed no procedures on it. | **Logic:** Product of *Global Funded and Committed Facility Balance as of 10/31/2026* and *MERIT 2026-2 Allocation* | |

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KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Column Field Name Review Field Description Review Procedure Source / Calculation Logic Observation category V HLBV LTV as of Derived field You indicated to us that this field We recomputed the value using the calculation logic and Logic: Global Funded and 10/31/26 review represents the Facility loan-to-value ratio compared the result to the Loan Datatape and found it to be in Committed Facility Balance as of at the Cut-Off Date. agreement. 10/31/2026 divided by the divisor as The divisor was assumed to be the average HLBV. set out in the Review Procedure For the avoidance of doubt, you advised us to source the Source Files: Appraisals HLBV values from the Appraisals. X Floating or Fixed Rate Transcription You indicated to us that this field identifies We compared the value shown on the Facility Datatape to that Source Files: Facility Agreements, review whether the Facility interest rate was fixed set out in the source files specified and found it to be in Loan Supplements or equivalent. or floating. agreement. Y Benchmark Transcription You indicated to us that this field we compared the Benchmark field in the Facility Datatape Source Files: Facility Agreements, See Appendix A5.2 review represents the applicable SOFR rate with the benchmark description in the specified Facility Loan Supplements or equivalent. associated with each Facility ID identified Agreements, Loan Supplements or equivalent documentation as having a floating rate. and found the descriptions compared to be in agreement. 13

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Column Field Name Review Field Description Review Procedure Source / Calculation Logic Observation category Z Interest Frequency Transcription You indicated to us that this field We compared the value shown on the Facility Datatape to that Source Files: Facility Agreements, review represents the interest payment frequency set out in the source files specified and found it to be in Loan Supplements or equivalent. associated with each Facility ID. agreement. AA Spread (bps) Transcription You indicated to us that this field We compared the value shown on the Facility Datatape to that Source Files: Facility Agreements, review represents the applicable spread or set out in the source files specified and found it to be in Loan Supplements or equivalent. margin, expressed in basis points, agreement. 14

**Merit Aviation 2026-2**
*Agreed upon procedures letter for proposed*
*Rule 144A / Regulation S issue of asset backed securities (the "Issue")*
*9 November 2026*

| Column | Field Name | Review category | Field Description | Review Procedure | Source / Calculation Logic | Observation |
|---|---|---|---|---|---|---|
| | | | associated with each Facility ID. | | | |
| AC | Interest Convention | Transcription review | You indicated to us that this field represents the interest day-count convention associated with each Facility ID. | We compared the value shown on the Facility Datatape to that set out in the source files specified and found it to be in agreement. | **Source Files:** Facility Agreements, Loan Supplements or equivalent. | |

## A1.2 Loan Datatape procedures:

The table below sets out our review procedures with respect to the Loan Datatape.

| Column | Field Name | Review category | Field Description | Review Procedure | Source / Calculation Logic | Observation |
|---|---|---|---|---|---|---|
| D | MSN | Transcription review | You indicated to us that this field represents the manufacturer's serial number associated with the Asset. | We compared the value shown on the Loan Datatape to that set out in the source files specified and found it to be in agreement. | **Source Files:** Credit Agreements, Loan Supplements or equivalent. | |

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KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Column Field Name Review Field Description Review Procedure Source / Calculation Logic Observation category G Asset Type Transcription You indicated to us that this field We compared the value shown on the Loan Datatape to that Source Files: Credit Agreements, See Appendix A4.1 review represents the airframe type of Asset. set out in the source files specified and found it to be in Loan Supplements, or equivalent. agreement. I Lessee Transcription You indicated to us that this field We compared the value shown on the Loan Datatape to that Source Files: Credit Agreements, See Appendix A4.2 review represents the lessee, obligor or operator set out in the source files specified and found it to be in Loan Supplements, Lease associated with the collateral. agreement. Agreements or equivalent. J Lessee Jurisdiction Transcription You indicated to us that this field We compared the value shown on the Loan Datatape to that Source Files: Credit Agreements, review represents the jurisdiction of the lessee, set out in the source files specified and found it to be in Loan Supplements, Lease obligor or operator in the case of airline agreement. Agreements or equivalent. loans associated with collateral. U Loan Balance as of Transcription You indicated to us that this field Source Files: Loan Management See Appendix A5.3 10/31/2026 review represents the global funded and System Extract Documentary we compared the Loan Balance as of 10/31/2026 in the Loan committed balance associated with the comparison has not Datatape with the specified Loan Management System Loan as at 31 October 2026. been performed for Extract and found the amounts compared to be in agreement. the loans identified in Appendix A5.3. 16

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Column Field Name Review Field Description Review Procedure Source / Calculation Logic Observation category For the loans identified in V MERIT 2026-2 Loan Derived field You indicated to us that this field We recomputed the value using the calculation logic and Logic: Product of Loan Balance as Balance as of review represents the portion of the funded and compared the result to the Loan Datatape and found it to be in of 10/31/2026 and MERIT 2026-2 10/31/2026 committed Facility balance included in agreement. Allocation MERIT 2026-2 as at 31 October 2026. The MERIT 2026-2 Allocation percentage was used as recorded in the Data Sheet. That percentage was an Out-Of- Scope Field and we performed no procedures on it. 17

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Column Field Name Review Field Description Review Procedure Source / Calculation Logic Observation category W Loan Funding Date Transcription You indicated to us that this field , we compared the dates recorded in the Loan Funding Date Source Files: Credit Agreements, See Appendix A5.4 review represents the execution date of the field with the execution dates in the specified Credit Loan Supplements or equivalent. Loan/Facility documentation. Agreements, Loan Supplements or equivalent documentation and found the dates compared to be in agreement. 18

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Column Field Name Review Field Description Review Procedure Source / Calculation Logic Observation category A comparison with a documentation execution date does not, by itself, establish the date on which funds were advanced. X Loan Maturity Date Transcription You indicated to us that this field Except for the loans relating to , we compared the value Source Files: Credit Agreements, review represents the scheduled maturity date of shown on the Loan Datatape to that set out in the source files Loan Supplements or equivalent. the Loan. specified and found it to be in agreement. Y HLBV LTV as of Derived field You indicated to us that this field We recomputed the value using the calculation logic and Logic: Loan Balance as of 10/31/26 review represents a loan-to-value ratio calculation compared the result to the Loan Datatape and found it to be in 10/31/2026 divided by the divisor as as set out in the Review Procedure. agreement. set out in the Review Procedure The divisor was assumed to be the average HLBV. Source Files: Appraisals 19

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Column Field Name Review Field Description Review Procedure Source / Calculation Logic Observation category For the avoidance of doubt, you advised us to source the HLBV values from the Appraisals Z Balloon or Transcription You indicated to us that this field We compared the value shown on the Loan Datatape to that Source Files: Credit Agreements, Amortization review represents whether the Loan is subject to set out in the source files specified and found it to be in Loan Supplements or equivalent. balloon or amortizing payments. agreement. 20

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Appendix 2: Out-Of-Scope Facilities & Out-Of-Scope Fields A2.1 Out-Of-Scope Facilities: For the avoidance of doubt, you advised us that the following facilities are out-of-scope and as such we have not performed any procedures on them. # Facility ID 1 8 10 11 12 13 A2.2 Out-Of-Scope Fields: For the avoidance of doubt, you advised us that the following Facility Datatape fields are out-of-scope and as such we have not performed any procedures on them. Column Datatape Field name C Facility Datatape # D Facility Datatape Facility ID E Facility Datatape Notes G Facility Datatape Lessee Jurisdiction H Facility Datatape Collateral Variant N Facility Datatape Recourse Status P Facility Datatape Additional Pledged Cash T Facility Datatape MERIT 2026-2 Allocation 21

**Merit Aviation 2026-2**
*Agreed upon procedures letter for proposed*
*Rule 144A / Regulation S issue of asset backed securities (the "Issue")*
9 November 2026

| Column | Datatape | Field name |
|---|---|---|
| W | Facility Datatape | HLBV LTV at Maturity |
| AB | Facility Datatape | Fixed Coupon |

For the avoidance of doubt, you advised us that the following Loan Datatape fields are out-of-scope and as such we have not performed any procedures on them.

| Column | Datatape | Field name |
|---|---|---|
| C | Loan Datatape | Asset # |
| E | Loan Datatape | Facility ID |
| F | Loan Datatape | Date of Manufacture |
| H | Loan Datatape | Engine Type |
| K | Loan Datatape | Security Deposit Type |
| L | Loan Datatape | Cash SD Amount (Global) |
| M | Loan Datatape | LC SD Amount (Global) |
| N | Loan Datatape | SD (adj. for % of Loan in MERIT 2026-2) |
| O | Loan Datatape | Additional Cash Reserve (Global) |
| P | Loan Datatape | Additional Cash Reserve (adj. for % of Loan in MERIT 2026-2) |
| R | Loan Datatape | Currency |
| S | Loan Datatape | Recourse Status |
| T | Loan Datatape | MERIT 2026-2 Allocation |
| AA | Loan Datatape | Interest Frequency |
| AB | Loan Datatape | Floating or Fixed Rate |
| AC | Loan Datatape | Fixed Coupon |
| AD | Loan Datatape | Floating Margin |
| AE | Loan Datatape | Interest Convention |

22

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Appendix 3: Extract from Data Sheet See below screenshots of the Data Sheet referenced in our procedures. A3.1 Facility Datatape: Merit 2026-2 – Facility level Data Tape. Rows are labelled “In-Scope” / “Out-Of-Scope” in column B; data rows redacted. Screenshot part 1 (columns C–O): C D E F G H I J K L M N O Out-Of-Scope Out-Of-Scope Out-Of-Scope In-Scope Out-Of-Scope Out-Of-Scope In-Scope In-Scope In-Scope In-Scope In-Scope Out-Of-Scope In-Scope Totals 69 # Facility ID Notes Legal Borrower Lessee Collateral Variant # of Assets # of Loans Debt Category Lien Position Loan Currency Recourse Status Merit Lender Name Jurisdiction Status Screenshot part 2 (columns P–AC): P Q R S T U V W X Y Z AA AB AC Out-Of-Scope In-Scope In-Scope In-Scope Out-Of-Scope In-Scope In-Scope Out-Of-Scope In-Scope In-Scope In-Scope In-Scope Out-Of-Scope In-Scope 1,298,711,634.15 655,019,420.27 Additional Funding Date Maturity Date Global Funded MERIT 2026-2 MERIT 2026-2 HLBV LTV as of HLBV LTV at Floating or Benchmark Interest Spread (bps) Fixed Coupon Interest Pledged Cash and Committed Allocation Funded and 10/31/26 Maturity Fixed Rate Frequency Convention Facility Balance Committed as of 10/31/2026 Facility Balance as of 10/31/2026 23

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 A3.2 Loan Datatape: Merit 2026-2 – Loan Level Data Tape (Asset Details). Rows labelled “In-Scope” / “Out-Of-Scope” in column B; data rows redacted. Screenshot part 1 (columns C–P): C D E F G H I J K L M N O P Out-Of-Scope In-Scope Out-Of-Scope Out-Of-Scope In-Scope Out-Of-Scope In-Scope In-Scope Out-Of-Scope Out-Of-Scope Out-Of-Scope Out-Of-Scope Out-Of-Scope Out-Of-Scope $15,783,472.00 $1,520,000.00 $5,739,700.30 Asset # MSN Facility ID Date of Asset Type Engine Type Lessee Lessee Security Cash SD LC SD Amount SD (adj. for % of Additional Cash Additional Cash Manufacture Jurisdiction Deposit Type Amount (Global) Loan in MERIT Reserve Reserve (adj. for (Global) 2026-2) (Global) % of Loan in MERIT 2026-2) 24

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Merit 2026-2 – Loan Level Data Tape (Loan Details). Screenshot part 2 (columns R–AE): R S T U V W X Y Z AA AB AC AD AE Out-Of-Scope Out-Of-Scope Out-Of-Scope In-Scope In-Scope In-Scope In-Scope In-Scope In-Scope Out-Of-Scope Out-Of-Scope Out-Of-Scope Out-Of-Scope Out-Of-Scope Currency Recourse MERIT 2026-2 Loan Balance MERIT 2026-2 Loan Funding Loan Maturity HLBV LTV as of Balloon or Interest Floating or Fixed Coupon Floating Margin Interest Status Allocation as of 10/31/26 Loan Balance Date Date 10/31/26 Amortization Frequency Fixed Rate Convention as of 10/31/26 25

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 A3.3 Appraisals: The Originator, on behalf of the Issuers, provided us with three files containing annual Full-Life Base Values and Half-Life Base Values values, which are set out below for identification purposes. We understand that these were prepared by BK as of 15 October 2026 and by mba and CV as of 30 September 2026. A3.3.1: BK Figure 1 – Merit AirFinance – Half-Life and Full-Life Base Values (BV) & Current Market Values (CMV) – Values as of October 15, 2026 – All Values in U.S. $ Millions. Data rows redacted. AIRCRAFT TYPE SERIAL NUMBER MFG DATE MTOW LB ENGINE TYPE Half-Life BV Half-Life CMV Full-Life BV Full-Life CMV 26

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 A3.3.2: mba mba Aviation – Aircraft Portfolio / Aircraft Portfolio Valuations (US$ Million). Data rows (Nos. 1–37) redacted. No. Aircraft Type Serial Registration Manufacture MTOW (lb.) Engine Type ESN 1 ESN 2 Operator No. Aircraft Type Serial Spec Adj. MAF CMV Number Date Number CBV Further valuation columns shown in the screenshot: Theor. Adj., Theor. HT CBV, Theor. HT CMV, FL CBV, FL CMV. 27

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 A3.3.3: CV Merit 2026-2 111 Aircraft & Engine Portfolio (Market and Base Valuation (2% Inflation)) – As of September 30th, 2026. Data rows redacted. Aircraft MSN Date of Manufacture Engine Type Half-Life Market Value Half-Life Base Value Future Half-Life Base Value (annual columns 2027 – 2044) 28

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Appendix 4: Additional Information Provided Please see below additional information and assumptions provided by you to support the review procedures. A4.1. Asset Type mapping You instructed us to use the following Asset Type mapping table to facilitate our review procedures set out in A1.2 above. Facility Documentation value Data Sheet value For the avoidance of doubt, loans secured only by engines where denoted as ‘Engine’ A4.2. Lessee mapping You instructed us to use the following Lessee mapping table to facilitate our review procedures set out in A1.2 above. Facility Documentation value Data Sheet value 29

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Appendix 5: Notes to KPMG procedures Please see below additional information relating to our procedures as set out in Section 2 above. A5.1 Debt Category ( ) Facility Document Name Document Provision A5.2 Benchmark ( ) ( ) 30

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 ( – continuation of A5.2) A5.3 Loan Balance as of 10/31/2026 ( ) Facility ID MSN Loan Balance as of 10/31/2026 31

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Facility ID MSN Loan Balance as of 10/31/2026 A5.4 Loan Funding Date ( ) Facility ID MSN Loan Funding Date 32

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Facility ID MSN Loan Funding Date A5.5 Loan Maturity Date ( ) Facility ID MSN Loan Maturity Date 33

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 A5.6 Balloon or Amortization ( ) ( ) 34

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Appendix 6: Source files The tables below set out the specific source file names on a Facility by Facility basis. We make no comment as to the completeness or accuracy of the documentation provided to us to complete our review procedures. Facility 2 Source File Category Source File Name(s) 35

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Facility 2 Source File Category Source File Name(s) Facility 3 Source File Category Source File Name(s) 36

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Facility 3 Source File Category Source File Name(s) Facility 4 Source File Category Source File Name(s) 37

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Facility 4 Source File Category Source File Name(s) Facility 5 Source File Category Source File Name(s) 38

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Facility 6 Source File Category Source File Name(s) Facility 7 Source File Category Source File Name(s) 39

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Facility 7 Source File Category Source File Name(s) Facility 9 Source File Category Source File Name(s) 40

KPMG Merit Aviation 2026-2 Agreed upon procedures letter for proposed Rule 144A /

Regulation S issue of asset backed securities (the “Issue”) 9 November 2026 Facility 9 Source File Category Source File Name(s) 41